UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Series Sustainable U.S. Market Fund Fidelity® Series Sustainable U.S. Market Fund : FSUMX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$70,141,697
Number of Holdings	723
Portfolio Turnover	35%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.3
Financials	12.1
Consumer Discretionary	10.0
Health Care	10.0
Industrials	9.7
Communication Services	7.1
Energy	4.3
Consumer Staples	4.3
Materials	2.1
Real Estate	1.9
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Canada - 1.1
United Kingdom - 0.8
Taiwan - 0.5
Netherlands - 0.3
Belgium - 0.2
Puerto Rico - 0.1
Switzerland - 0.1
Japan - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.9
Apple Inc	6.0
Amazon.com Inc	4.9
Microsoft Corp	4.5
Alphabet Inc Class A	3.3
Broadcom Inc	2.2
Alphabet Inc Class C	1.8
ExxonMobil Holdings Corp	1.7
Eli Lilly & Co	1.2
Micron Technology Inc	1.1
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914479.102    7319-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Sustainable U.S. Market Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable U.S. Market Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	47	3,728
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	1,121	28,877
BELGIUM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class C (a)	1,285	13,313
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	512	131,603
TOTAL BELGIUM		144,916
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	2,399	34,378
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (a)	831	11,792
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	263	12,926
CANADA - 1.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	87	6,439
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	645	64,268
TOTAL CONSUMER DISCRETIONARY		70,707
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	663	43,043
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Imperial Oil Ltd	1,276	165,435
Imperial Oil Ltd (United States)	376	48,718
Teekay Tankers Ltd Class A	190	15,080
TOTAL ENERGY		229,233
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	555	26,862
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	547	34,280
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (a)	150	36,139
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (a)	297	98,438
IT Services - 0.1%
Shopify Inc Class A (a)	426	49,892
Shopify Inc Class A (United States) (a)	194	22,727
		72,619
TOTAL INFORMATION TECHNOLOGY		171,057
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	415	28,664
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	103	14,963
Hudbay Minerals Inc (United States)	1,422	32,351
Triple Flag Precious Metals Corp (United States)	130	3,739
		51,053
TOTAL MATERIALS		79,717
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	49	4,818
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	790	33,417
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	52	1,734
TOTAL UTILITIES		35,151
TOTAL CANADA		731,007
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	963	23,844
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (a)	1,127	40,020
FRANCE - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Airbus SE	106	24,884
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Adidas AG	65	12,027
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG	385	21,366
Industrials - 0.0%
Electrical Equipment - 0.0%
Innio NV	424	10,353
TOTAL GERMANY		43,746
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	175	16,709
IRELAND - 0.0%
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	92	13,883
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (a)	9	3,518
Software - 0.0%
Cellebrite DI Ltd (a)	1,673	24,677
TOTAL ISRAEL		28,195
ITALY - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	678	18,357
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	2,813	19,126
TOTAL ITALY		37,483
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Niterra Co Ltd	235	13,724
Household Durables - 0.1%
Panasonic Holdings Corp	696	18,404
TOTAL CONSUMER DISCRETIONARY		32,128
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	496	20,584
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	378	13,475
TOTAL JAPAN		66,187
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	26	29,174
SK Hynix Inc ADR	241	34,639

TOTAL KOREA (SOUTH)		63,813
NETHERLANDS - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	41	35,007
Newamsterdam Pharma Co NV (a)	535	14,867
TOTAL HEALTH CARE		49,874
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	56	91,224
BE Semiconductor Industries NV	81	18,518
NXP Semiconductors NV	201	46,061
TOTAL INFORMATION TECHNOLOGY		155,803
TOTAL NETHERLANDS		205,677
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	1,083	8,740
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	1,415	40,936
Popular Inc	81	14,192
		55,128
Financial Services - 0.0%
EVERTEC Inc	179	5,449
TOTAL FINANCIALS		60,577
TOTAL PUERTO RICO		69,317
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (a)	184	19,640
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	1,686	35,625
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	544	16,945
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	262	53,891
TOTAL SWITZERLAND		70,836
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	101	25,613
Taiwan Semiconductor Manufacturing Co Ltd ADR	799	322,996

TOTAL TAIWAN		348,609
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	8	3,483
UNITED KINGDOM - 0.8%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	271	15,040
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC ADR	473	41,652
Personal Care Products - 0.1%
Unilever PLC ADR	1,047	66,391
TOTAL CONSUMER STAPLES		108,043
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	1,772	126,982
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	341	13,127
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC (United States)	595	100,936
GSK PLC ADR	3,732	192,907
TOTAL HEALTH CARE		293,843
TOTAL UNITED KINGDOM		557,035
UNITED STATES - 92.5%
Communication Services - 7.1%
Diversified Telecommunication Services - 0.8%
AT&T Inc	6,868	159,681
Comcast Corp Class A	1,547	37,066
Globalstar Inc (a)	170	14,175
Iridium Communications Inc	103	4,876
Verizon Communications Inc	7,077	331,274
		547,072
Entertainment - 1.0%
Cinemark Holdings Inc	594	21,734
Electronic Arts Inc	188	39,454
IMAX Corp (a)	675	32,292
Netflix Inc (a)	3,901	279,741
Spotify Technology SA (a)	76	37,995
Walt Disney Co/The	2,077	199,787
Warner Bros Discovery Inc (a)	3,494	91,892
		702,895
Interactive Media & Services - 5.2%
Alphabet Inc Class A	6,275	2,234,716
Alphabet Inc Class C	3,617	1,290,003
Match Group Inc	598	23,567
People Inc Class A (a)	414	17,210
Pinterest Inc Class A (a)	1,584	38,032
Reddit Inc Class A (a)	192	27,009
Snap Inc Class A (a)	5,477	25,687
		3,656,224
Media - 0.1%
Magnite Inc (a)	680	13,124
Omnicom Group Inc	171	13,458
Versant Media Group Inc Class A	377	13,568
		40,150
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	89	15,371
TOTAL COMMUNICATION SERVICES		4,961,712
Consumer Discretionary - 9.7%
Automobile Components - 0.0%
LCI Industries	137	14,023
Patrick Industries Inc	156	12,878
		26,901
Automobiles - 0.8%
General Motors Co	456	40,520
Rivian Automotive Inc Class A (a)	223	3,394
Tesla Inc (a)	1,656	515,364
		559,278
Broadline Retail - 4.9%
Amazon.com Inc (a)	12,504	3,395,837
Distributors - 0.0%
LKQ Corp	267	5,994
Diversified Consumer Services - 0.2%
ADT Inc	3,020	23,073
Bright Horizons Family Solutions Inc (a)	257	19,157
Duolingo Inc Class A (a)	37	4,988
Grand Canyon Education Inc (a)	17	2,470
H&R Block Inc	1,249	54,993
Laureate Education Inc (a)	1,334	51,106
Service Corp International/US	89	7,671
		163,458
Hotels, Restaurants & Leisure - 1.1%
Aramark	214	12,192
Booking Holdings Inc	350	67,515
Caesars Entertainment Inc (a)	459	13,655
Cava Group Inc (a)	341	22,243
Chipotle Mexican Grill Inc (a)	3,531	131,424
Choice Hotels International Inc	124	13,825
Domino's Pizza Inc	101	35,091
DoorDash Inc Class A (a)	21	4,119
Flutter Entertainment PLC (a)	499	52,131
Hilton Worldwide Holdings Inc	194	62,175
Lindblad Expeditions Holdings Inc (a)	677	20,026
MGM Resorts International (a)	288	12,836
Norwegian Cruise Line Holdings Ltd (a)	776	14,379
Planet Fitness Inc Class A (a)	286	15,990
Pursuit Attractions and Hospitality Inc (a)	386	19,505
Royal Caribbean Cruises Ltd	169	53,793
Starbucks Corp	1,684	177,241
Travel + Leisure Co	199	15,128
Wingstop Inc	71	9,194
Yum! Brands Inc	140	21,459
		773,921
Household Durables - 0.4%
DR Horton Inc	437	62,517
Green Brick Partners Inc (a)	172	12,166
Installed Building Products Inc	72	16,052
Lovesac Co/The (a)	92	1,479
Meritage Homes Corp	208	14,602
SharkNinja Inc (a)	989	159,991
Toll Brothers Inc	87	12,692
Whirlpool Corp	463	17,363
		296,862
Leisure Products - 0.0%
Latham Group Inc (a)	1,213	6,501
YETI Holdings Inc (a)	375	18,353
		24,854
Specialty Retail - 2.0%
Abercrombie & Fitch Co Class A (a)	371	36,929
Academy Sports & Outdoors Inc	500	23,725
AutoNation Inc (a)	105	22,302
Bath & Body Works Inc	787	15,834
Best Buy Co Inc	755	65,126
Boot Barn Holdings Inc (a)	226	33,672
CarMax Inc (a)	248	14,200
Five Below Inc (a)	78	16,936
Floor & Decor Holdings Inc Class A (a)	353	20,322
GameStop Corp Class A (a)	229	4,974
Gap Inc/The	217	4,360
Group 1 Automotive Inc	68	19,500
Home Depot Inc/The	930	308,723
Lithia Motors Inc	80	30,834
Lowe's Cos Inc	1,637	340,186
Murphy USA Inc	56	34,035
O'Reilly Automotive Inc (a)	309	27,609
RealReal Inc/The (a)	809	9,781
RH (a)	215	35,587
Ross Stores Inc	164	41,175
Signet Jewelers Ltd	346	32,143
Tractor Supply Co	1,913	58,863
Urban Outfitters Inc (a)	383	28,411
Valvoline Inc (a)	352	13,520
Victoria's Secret & Co (a)	635	56,312
Williams-Sonoma Inc	280	64,025
		1,359,084
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (a)	865	13,779
Crocs Inc (a)	45	5,760
Deckers Outdoor Corp (a)	487	47,181
Kontoor Brands Inc	246	20,600
NIKE Inc Class B	20	834
PVH Corp	472	40,904
Ralph Lauren Corp Class A	41	15,594
Samsonite Group SA (c)(d)	2,743	4,942
Steven Madden Ltd	490	22,579
Tapestry Inc	329	50,130
		222,303
TOTAL CONSUMER DISCRETIONARY		6,828,492
Consumer Staples - 3.9%
Beverages - 0.9%
Brown-Forman Corp Class A	945	27,613
Coca-Cola Co/The	3,455	302,623
Keurig Dr Pepper Inc	8,933	277,995
Molson Coors Beverage Co Class B	204	8,478
Primo Brands Corp Class A	540	12,258
Vita Coco Co Inc/The (a)	273	18,002
		646,969
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings Inc (a)	50	4,889
Casey's General Stores Inc	111	96,681
Costco Wholesale Corp	172	163,725
Kroger Co/The	229	13,222
Performance Food Group Co (a)	13	1,487
Sprouts Farmers Market Inc (a)	659	57,438
Sysco Corp	873	74,415
Target Corp	1,512	218,469
US Foods Holding Corp (a)	382	38,425
Walmart Inc	2,360	262,433
		931,184
Food Products - 0.5%
Archer-Daniels-Midland Co	670	53,111
Bunge Global SA	180	19,121
Darling Ingredients Inc (a)	393	23,832
Freshpet Inc (a)	118	7,026
General Mills Inc	2,186	78,150
Hormel Foods Corp	103	2,575
Kraft Heinz Co/The	4,501	116,351
Lamb Weston Holdings Inc	488	25,644
		325,810
Household Products - 1.0%
Church & Dwight Co Inc	918	90,708
Clorox Co/The	402	38,402
Colgate-Palmolive Co	1,573	143,615
Kimberly-Clark Corp	1,331	145,492
Procter & Gamble Co/The	2,042	295,049
		713,266
Personal Care Products - 0.2%
elf Beauty Inc (a)	191	15,831
Estee Lauder Cos Inc/The Class A	262	21,982
Kenvue Inc	5,644	108,591
		146,404
TOTAL CONSUMER STAPLES		2,763,633
Energy - 3.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	1,612	97,510
Cactus Inc Class A	239	15,537
Expro Ltd	1,376	21,947
Flowco Holdings Inc Class A	960	19,632
Innovex International Inc (a)	499	14,012
National Energy Services Reunited Corp (a)	480	12,941
SLB Ltd	937	46,466
Solaris Energy Infrastructure Inc Class A	318	16,348
Weatherford International PLC	264	23,177
		267,570
Oil, Gas & Consumable Fuels - 3.3%
Centrus Energy Corp Class A (a)	91	16,101
Cheniere Energy Inc	628	165,522
ConocoPhillips	720	86,746
DT Midstream Inc	89	12,281
ExxonMobil Holdings Corp	7,455	1,158,805
Marathon Petroleum Corp	130	41,141
ONEOK Inc	1,281	116,328
PBF Energy Inc Class A	237	17,130
Phillips 66	443	93,774
Shell PLC ADR	3,489	320,918
Targa Resources Corp	280	75,704
Valero Energy Corp	105	32,855
Williams Cos Inc/The	2,933	209,827
		2,347,132
TOTAL ENERGY		2,614,702
Financials - 12.0%
Banks - 4.5%
Ameris Bancorp	27	2,354
Associated Banc-Corp	904	27,916
Bank of America Corp	9,947	616,217
Camden National Corp	462	26,745
Citigroup Inc	1,190	157,616
Columbia Banking System Inc	425	13,290
Community Financial System Inc	433	28,063
CVB Financial Corp	1,031	23,063
East West Bancorp Inc	185	24,235
Eastern Bankshares Inc	1,061	24,361
Fifth Third Bancorp	1,241	70,117
First Bancorp/Southern Pines NC	126	7,922
First Horizon Corp	291	7,460
First Interstate BancSystem Inc Class A	489	18,592
Glacier Bancorp Inc	183	9,020
Hancock Whitney Corp	126	9,702
JPMorgan Chase & Co	1,490	524,167
M&T Bank Corp	770	189,643
Nbt Bancorp Inc	425	22,376
Pathward Financial Inc	275	24,266
PNC Financial Services Group Inc/The	1,550	387,299
SOUTHSTATE BANK CORP	320	33,629
UMB Financial Corp	249	36,287
Univest Financial Corp	176	7,786
US Bancorp	2,636	166,094
Webster Financial Corp	116	8,958
Wells Fargo & Co	6,729	581,722
Western Alliance Bancorp	398	32,035
Wintrust Financial Corp	187	29,834
		3,110,769
Capital Markets - 3.1%
Ares Management Corp Class A	344	44,063
Bank of New York Mellon Corp/The	1,964	307,032
Blackrock Inc	84	91,593
Blue Owl Capital Inc Class A	1,772	18,252
Cboe Global Markets Inc	293	90,897
Charles Schwab Corp/The	1,113	117,132
CME Group Inc Class A	86	23,030
FactSet Research Systems Inc	38	10,002
Goldman Sachs Group Inc/The	292	297,367
Intercontinental Exchange Inc	613	93,470
Invesco Ltd	403	11,929
Lazard Inc	142	6,017
Moody's Corp	120	57,406
Morgan Stanley	1,066	224,308
Nasdaq Inc	525	49,450
Northern Trust Corp	474	86,358
PJT Partners Inc Class A	108	18,177
Raymond James Financial Inc	517	90,982
Robinhood Markets Inc Class A (a)	1,178	101,968
S&P Global Inc	408	168,067
State Street Corp	547	100,736
T Rowe Price Group Inc	718	80,237
TPG Inc rights (a)(b)	366	3
Victory Capital Holdings Inc Class A	225	22,282
WisdomTree Inc	1,344	26,033
		2,136,791
Consumer Finance - 0.6%
American Express Co	597	200,741
Capital One Financial Corp	835	174,523
SLM Corp	283	7,357
Synchrony Financial	575	43,579
		426,200
Financial Services - 1.7%
Affirm Holdings Inc Class A (a)	323	23,098
Equitable Holdings Inc	367	17,488
Essent Group Ltd	209	13,786
HA Sustainable Infrastructure Capital Inc	462	17,496
Mastercard Inc Class A	615	352,457
PayPal Holdings Inc	1,144	65,448
PennyMac Financial Services Inc	108	8,144
Rocket Cos Inc Class A (a)	2,188	28,225
Sycamore Partners LLC rights (a)(b)	992	535
Visa Inc Class A	1,707	624,984
Voya Financial Inc	74	7,357
WEX Inc (a)	130	24,305
		1,183,323
Insurance - 2.1%
Allstate Corp/The	154	40,668
Arch Capital Group Ltd (a)	908	91,281
Assurant Inc	119	33,224
Axis Capital Holdings Ltd	169	17,799
Baldwin Insurance Group Inc/The Class A (a)	280	7,767
Brown & Brown Inc	579	40,762
Hartford Insurance Group Inc/The	2,293	325,400
Kinsale Capital Group Inc	9	3,207
Marsh & McLennan Cos Inc	540	102,433
MetLife Inc	2,130	204,757
Primerica Inc	10	3,199
Progressive Corp/The	533	112,687
Prudential Financial Inc	915	111,703
Reinsurance Group of America Inc	29	6,869
Selective Insurance Group Inc	220	20,854
Travelers Companies Inc/The	639	239,216
Unum Group	210	18,083
Willis Towers Watson PLC	286	96,073
		1,475,982
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	1,717	18,303
TOTAL FINANCIALS		8,351,368
Health Care - 9.2%
Biotechnology - 2.2%
AbbVie Inc	1,480	371,392
Alkermes PLC (a)	376	18,420
Alnylam Pharmaceuticals Inc (a)	256	52,613
Amgen Inc	239	92,053
Arcus Biosciences Inc (a)	484	13,644
Avalo Therapeutics Inc (a)	864	15,768
Biogen Inc (a)	490	99,446
Blueprint Medicines Corp rights (a)(b)	93	0
Celldex Therapeutics Inc (a)	270	10,276
CG oncology Inc (a)	261	18,581
Cogent Biosciences Inc (a)	494	19,231
Cytokinetics Inc (a)	133	10,258
Disc Medicine Inc (a)	182	14,014
Gilead Sciences Inc	2,642	344,015
Janux Therapeutics Inc (a)	878	13,319
Kymera Therapeutics Inc (a)	174	17,992
Madrigal Pharmaceuticals Inc (a)	15	7,010
Mirati Therapeutics Inc rights (a)(b)	26	0
Mirum Pharmaceuticals Inc (a)	115	12,184
Moderna Inc (a)	351	19,242
Monte Rosa Therapeutics Inc (a)	630	10,408
Nurix Therapeutics Inc (a)	625	14,506
Olema Pharmaceuticals Inc (a)	1,178	13,488
Praxis Precision Medicines Inc (a)	71	21,856
PTC Therapeutics Inc (a)	117	7,957
Relay Therapeutics Inc (a)	1,002	18,868
Rhythm Pharmaceuticals Inc (a)	129	12,803
Roivant Sciences Ltd (a)	493	16,718
Solid Biosciences Inc (a)	1,436	11,574
Spyre Therapeutics Inc (a)	93	9,145
Stoke Therapeutics Inc (a)	426	12,294
Travere Therapeutics Inc (a)	425	23,753
Vaxcyte Inc (a)	805	43,534
Veracyte Inc (a)	323	14,961
Vertex Pharmaceuticals Inc (a)	257	122,615
Viking Therapeutics Inc (a)	639	20,282
Viridian Therapeutics Inc (a)	169	3,197
		1,527,417
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	428	45,240
Baxter International Inc	3,525	92,214
Boston Scientific Corp (a)	2,155	100,703
Cooper Cos Inc/The (a)	147	10,631
Edwards Lifesciences Corp (a)	1,275	109,739
Envista Holdings Corp (a)	649	17,724
Glaukos Corp (a)	93	15,505
ICU Medical Inc (a)	120	20,221
IDEXX Laboratories Inc (a)	183	102,310
iRhythm Technologies Inc (a)	111	13,006
Lantheus Holdings Inc (a)	130	12,953
LivaNova PLC (a)	163	13,063
Merit Medical Systems Inc (a)	235	19,977
STERIS PLC	627	143,207
Stryker Corp	568	184,998
		901,491
Health Care Providers & Services - 2.2%
BrightSpring Health Services Inc (a)	631	37,677
Brookdale Senior Living Inc (a)	1,040	15,184
Cardinal Health Inc	503	115,705
Cencora Inc	303	94,336
Centene Corp (a)	609	37,892
Cigna Group/The	638	178,034
Elevance Health Inc	277	104,108
Encompass Health Corp	76	8,440
Ensign Group Inc/The	274	48,816
Guardant Health Inc (a)	211	34,180
Henry Schein Inc (a)	339	29,069
Hims & Hers Health Inc Class A (a)	397	11,024
Humana Inc	225	81,869
Labcorp Holdings Inc	213	65,860
LifeStance Health Group Inc (a)	1,098	11,507
McKesson Corp	167	142,984
Molina Healthcare Inc (a)	63	12,324
Privia Health Group Inc (a)	668	15,812
Progyny Inc (a)	528	16,437
Tenet Healthcare Corp (a)	19	4,840
UnitedHealth Group Inc	1,177	487,749
		1,553,847
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	337	68,674
Waystar Holding Corp (a)	752	15,874
		84,548
Life Sciences Tools & Services - 1.1%
Avantor Inc (a)	1,299	17,900
Bio-Techne Corp	191	13,769
Bruker Corp	594	37,327
Charles River Laboratories International Inc (a)	157	36,504
Danaher Corp	614	119,718
IQVIA Holdings Inc (a)	257	60,400
Mettler-Toledo International Inc (a)	83	117,553
QIAGEN NV	327	13,538
Repligen Corp (a)	140	19,741
Revvity Inc	118	13,277
Sotera Health Co (a)	751	13,413
Tempus AI Inc Class A (a)	241	10,573
Thermo Fisher Scientific Inc	340	195,262
Waters Corp (a)	122	46,032
West Pharmaceutical Services Inc	134	45,689
		760,696
Pharmaceuticals - 2.3%
Alumis Inc (a)	492	13,899
Axsome Therapeutics Inc (a)	25	5,450
Crinetics Pharmaceuticals Inc (a)	323	26,977
Definium Therapeutics Inc (a)	504	21,934
Elanco Animal Health Inc (a)	1,566	41,295
Eli Lilly & Co	672	772,020
Enliven Therapeutics Inc (a)	413	22,637
Haleon PLC ADR	7,701	76,009
Jazz Pharmaceuticals PLC (a)	103	26,045
MBX Biosciences Inc (a)	233	15,362
Merck & Co Inc	2,859	372,242
Organon & Co	416	5,637
Roche Holding AG	38	16,620
Royalty Pharma PLC Class A	966	56,443
Viatris Inc	2,717	47,711
Zoetis Inc Class A	1,498	115,780
		1,636,061
TOTAL HEALTH CARE		6,464,060
Industrials - 9.5%
Aerospace & Defense - 2.7%
AeroVironment Inc (a)	96	14,340
ATI Inc (a)	179	33,552
Axon Enterprise Inc (a)	148	78,108
Carpenter Technology Corp	98	50,927
Curtiss-Wright Corp	10	7,239
Ducommun Inc (a)	148	26,495
GE Aerospace	1,798	647,406
Hexcel Corp	138	14,207
Honeywell Aerospace Inc	590	121,977
Howmet Aerospace Inc	514	145,082
Huntington Ingalls Industries Inc	111	36,236
Karman Holdings Inc (a)	245	11,796
Kratos Defense & Security Solutions Inc (a)	258	12,023
L3Harris Technologies Inc	580	160,695
Leonardo DRS Inc	700	32,235
Northrop Grumman Corp	195	105,784
Rocket Lab Corp (a)	215	13,964
RTX Corp	1,048	225,551
Textron Inc	567	48,342
V2X Inc (a)	272	24,545
Woodward Inc	73	26,335
		1,836,839
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	537	79,331
Expeditors International of Washington Inc	559	93,851
FedEx Corp	62	19,058
GXO Logistics Inc (a)	522	26,184
United Parcel Service Inc Class B	1,152	120,061
		338,485
Building Products - 0.6%
AAON Inc	82	7,303
Advanced Drainage Systems Inc	36	4,985
AZZ Inc	234	33,864
Carrier Global Corp	1,295	80,044
Fortune Brands Innovations Inc	273	13,448
Johnson Controls International plc	298	43,705
Louisiana-Pacific Corp	401	29,044
Modine Manufacturing Co (a)	127	25,535
Owens Corning	97	13,473
Resideo Technologies Inc (a)	462	15,847
Simpson Manufacturing Co Inc	39	7,322
Tecnoglass Holdings Inc	257	11,164
Trane Technologies PLC	348	158,323
		444,057
Commercial Services & Supplies - 0.2%
Brady Corp Class A	120	11,312
BrightView Holdings Inc (a)	919	11,984
Brink's Co/The	229	27,125
HNI Corp	436	19,624
Tetra Tech Inc	1,141	37,836
Veralto Corp	624	58,762
		166,643
Construction & Engineering - 0.5%
API Group Corp (a)	331	13,134
Comfort Systems USA Inc	52	89,944
Dycom Industries Inc (a)	33	13,235
EMCOR Group Inc	39	31,100
Everus Construction Group Inc (a)	102	12,794
Granite Construction Inc	360	43,549
IES Holdings Inc (a)	123	91,578
Limbach Holdings Inc (a)	121	8,676
Primoris Services Corp	290	24,479
Quanta Services Inc	30	20,021
Sterling Infrastructure Inc (a)	30	17,903
		366,413
Electrical Equipment - 1.4%
Acuity Inc	203	66,663
Bloom Energy Corp Class A (a)	89	18,317
Eaton Corp PLC	209	86,777
GE Vernova Inc	605	599,125
Generac Holdings Inc (a)	60	11,827
Hubbell Inc	33	15,594
Nextpower Inc Class A (a)	421	37,835
nVent Electric PLC	104	15,998
Powell Industries Inc	60	12,521
Regal Rexnord Corp	296	60,748
Sensata Technologies Holding PLC	307	14,211
Vertiv Holdings Co Class A	45	10,871
		950,487
Ground Transportation - 0.5%
CSX Corp	851	42,890
JB Hunt Transport Services Inc	145	39,404
Landstar System Inc	47	8,214
Ryder System Inc	47	12,052
Saia Inc (a)	21	7,300
Uber Technologies Inc (a)	1,171	82,392
Union Pacific Corp	440	128,537
XPO Inc (a)	241	48,434
		369,223
Industrial Conglomerates - 0.2%
Honeywell International Inc	591	143,643
Machinery - 1.6%
Atmus Filtration Technologies Inc	556	28,706
Caterpillar Inc	248	202,073
CECO Environmental Corp (a)	164	10,806
CNH Industrial NV Class A	4,786	49,057
Crane Co	127	27,109
Deere & Co	265	157,058
Donaldson Co Inc	199	18,754
Dover Corp	164	33,558
Federal Signal Corp	75	9,371
Flowserve Corp	207	15,730
Gates Industrial Corp Ltd	1,269	35,507
ITT Inc	97	19,010
Kadant Inc	7	2,152
Oshkosh Corp	164	23,355
Otis Worldwide Corp	246	17,700
PACCAR Inc	62	8,225
Parker-Hannifin Corp	51	49,803
Pentair PLC	1,458	95,412
SPX Technologies Inc (a)	154	33,821
Stanley Black & Decker Inc	158	14,944
Terex Corp	819	51,466
Wabash National Corp	1,181	14,833
Watts Water Technologies Inc Class A	53	18,327
Westinghouse Air Brake Technologies Corp	303	88,131
Xylem Inc/NY	795	92,991
		1,117,899
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	381	18,078
United Airlines Holdings Inc (a)	441	53,507
		71,585
Professional Services - 0.7%
Automatic Data Processing Inc	739	196,915
Broadridge Financial Solutions Inc	322	49,572
CRA International Inc	35	6,266
ExlService Holdings Inc (a)	1,095	37,153
First Advantage Corp (a)	459	9,107
Jacobs Solutions Inc	585	78,934
KBR Inc	590	21,600
Leidos Holdings Inc	92	10,635
Parsons Corp (a)	58	2,564
Paychex Inc	235	27,457
Planet Labs PBC Class A (a)	485	9,933
SS&C Technologies Holdings Inc	200	15,410
TransUnion	178	13,994
		479,540
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	20	6,904
Core & Main Inc Class A (a)	302	13,279
Ferguson Enterprises Inc	331	77,563
Herc Holdings Inc	338	50,747
QXO Inc (a)	1,497	19,910
Rush Enterprises Inc Class A	440	35,108
SiteOne Landscape Supply Inc (a)	130	12,277
United Rentals Inc	35	37,774
Wesco International Inc	38	13,053
WW Grainger Inc	70	96,755
Xometry Inc Class A (a)	123	10,544
		373,914
TOTAL INDUSTRIALS		6,658,728
Information Technology - 32.2%
Communications Equipment - 1.1%
Arista Networks Inc (a)	682	122,999
Ciena Corp (a)	65	24,508
Cisco Systems Inc	3,800	440,762
F5 Inc (a)	142	57,165
Lumentum Holdings Inc (a)	109	77,819
Motorola Solutions Inc	86	37,475
		760,728
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries Inc	126	36,480
Amphenol Corp Class A	135	21,695
Avnet Inc	100	8,883
Bel Fuse Inc Class A	62	13,834
Bel Fuse Inc Class B	52	14,143
Belden Inc	355	44,038
Coherent Corp (a)	164	43,114
Corning Inc	636	87,927
Keysight Technologies Inc (a)	216	68,921
Mirion Technologies Inc Class A (a)	1,493	22,365
OSI Systems Inc (a)	124	27,452
Ralliant Corp	202	13,204
Sanmina Corp (a)	260	48,246
TD SYNNEX Corp	298	76,199
TTM Technologies Inc (a)	207	23,896
Zebra Technologies Corp Class A (a)	51	14,985
		565,382
IT Services - 1.4%
Accenture PLC Class A	599	99,386
Akamai Technologies Inc (a)	317	36,512
Applied Digital Corp (a)	501	13,722
Cloudflare Inc Class A (a)	484	135,027
DigitalOcean Holdings Inc (a)	158	18,565
Gartner Inc (a)	11	1,661
GoDaddy Inc Class A (a)	816	67,516
IBM Corporation	840	187,867
Kyndryl Holdings Inc (a)	111	1,504
MongoDB Inc Class A (a)	210	70,871
Okta Inc Class A (a)	702	99,635
Snowflake Inc (a)	305	89,450
Twilio Inc Class A (a)	649	128,080
VeriSign Inc	219	63,514
		1,013,310
Semiconductors & Semiconductor Equipment - 13.8%
Advanced Micro Devices Inc (a)	1,038	494,244
Analog Devices Inc	498	182,970
Applied Materials Inc	682	346,231
ARM Holdings PLC ADR (a)	55	13,183
Astera Labs Inc (a)	203	63,180
Axcelis Technologies Inc (a)	104	13,560
Broadcom Inc	3,861	1,503,010
Cirrus Logic Inc (a)	22	2,845
Credo Technology Group Holding Ltd (a)	229	47,401
Diodes Inc (a)	255	20,992
First Solar Inc (a)	163	34,398
GlobalFoundries Inc	352	17,596
Intel Corp (a)	2,555	230,461
KLA Corp	402	73,494
Lam Research Corp	1,146	335,801
Lattice Semiconductor Corp (a)	64	7,953
MACOM Technology Solutions Holdings Inc (a)	127	31,933
Marvell Technology Inc	1,332	249,830
Micron Technology Inc	906	745,665
MKS Inc	45	13,385
Monolithic Power Systems Inc	97	138,325
NVIDIA Corp	23,605	4,738,704
Onto Innovation Inc (a)	140	36,201
Penguin Solutions Inc (a)	244	12,842
QUALCOMM Inc	586	86,499
Rambus Inc (a)	391	35,593
SiTime Corp (a)	22	11,774
Texas Instruments Inc	340	93,752
		9,581,822
Software - 7.6%
ACI Worldwide Inc (a)	621	35,602
Adeia Inc	596	15,883
Adobe Inc (a)	457	114,437
Agilysys Inc (a)	156	16,405
Appfolio Inc Class A (a)	19	3,424
AppLovin Corp Class A (a)	394	155,985
Aurora Innovation Inc Class A (a)	2,271	14,648
Autodesk Inc (a)	472	110,542
BILL Holdings Inc (a)	71	3,204
Cadence Design Systems Inc (a)	302	102,686
Crowdstrike Holdings Inc Class A (a)	551	105,164
Datadog Inc Class A (a)	69	18,490
Dynatrace Inc (a)	58	2,571
Elastic NV (a)	59	3,882
Figma Inc Class A (a)	573	13,935
Fortinet Inc (a)	157	25,426
Gen Digital Inc	2,151	59,045
Gitlab Inc Class A (a)	68	2,347
Guidewire Software Inc (a)	72	10,940
HubSpot Inc (a)	47	11,156
Intapp Inc (a)	598	19,549
InterDigital Inc	68	20,728
Intuit Inc	230	72,696
JFrog Ltd (a)	346	27,607
Microsoft Corp	6,643	3,087,135
nCino Inc (a)	381	7,033
Nutanix Inc Class A (a)	135	7,966
Oracle Corp	1,324	171,948
Palantir Technologies Inc Class A (a)	727	89,465
Palo Alto Networks Inc (a)	824	273,428
PAR Technology Corp (a)	279	4,729
Pegasystems Inc	118	3,605
Procore Technologies Inc (a)	93	5,094
Salesforce Inc	1,046	192,485
ServiceNow Inc (a)	1,267	140,928
Strategy Inc Class A (a)	372	34,700
Synopsys Inc (a)	288	111,963
Terawulf Inc (a)	1,076	19,002
Trimble Inc (a)	1,884	106,597
Varonis Systems Inc (a)	301	12,025
Workday Inc Class A (a)	280	44,895
Workiva Inc Class A (a)	218	13,036
Zscaler Inc (a)	281	42,487
		5,334,873
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	13,619	4,207,045
Dell Technologies Inc Class C	272	110,261
GPGI Inc Class A	3,018	39,837
Hewlett Packard Enterprise Co	1,616	77,406
NetApp Inc	408	72,828
Sandisk Corp (a)	177	215,025
Seagate Technology Holdings PLC	135	115,578
Western Digital Corp	795	433,148
		5,271,128
TOTAL INFORMATION TECHNOLOGY		22,527,243
Materials - 2.0%
Chemicals - 1.0%
Albemarle Corp	244	28,704
Axalta Coating Systems Ltd (a)	423	15,148
CF Industries Holdings Inc	113	14,146
Corteva Inc	511	40,221
Ecolab Inc	802	222,660
Element Solutions Inc	615	22,589
Linde PLC	321	153,561
Minerals Technologies Inc	214	16,315
PPG Industries Inc	624	68,964
Sherwin-Williams Co/The	311	106,004
		688,312
Construction Materials - 0.3%
CRH PLC	1,556	147,836
James Hardie Industries PLC (a)	1,936	50,897
		198,733
Containers & Packaging - 0.2%
Crown Holdings Inc	482	56,804
International Paper Co	1,459	59,571
Smurfit Westrock PLC	1,193	54,842
		171,217
Metals & Mining - 0.5%
Alcoa Corp	282	12,763
Coeur Mining Inc	1,939	28,910
Commercial Metals Co	372	25,564
Constellium SE (a)	878	24,391
Hecla Mining Co	903	12,750
MP Materials Corp (a)	276	11,418
Newmont Corp	1,554	145,626
Nucor Corp	132	33,962
Royal Gold Inc	31	6,149
Steel Dynamics Inc	152	38,192
Warrior Met Coal Inc	167	13,261
		352,986
TOTAL MATERIALS		1,411,248
Real Estate - 1.9%
Health Care REITs - 0.3%
CareTrust REIT Inc	546	22,899
Welltower Inc	894	209,590
		232,489
Industrial REITs - 0.2%
Americold Realty Trust Inc	1,065	15,006
Prologis Inc	941	136,078
		151,084
Office REITs - 0.0%
Kilroy Realty Corp	286	11,102
Postal Realty Trust Inc Class A	566	13,041
		24,143
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	462	67,827
Compass Inc Class A (a)	4,041	46,027
Cushman & Wakefield Ltd	1,613	21,646
Howard Hughes Holdings Inc (a)	346	22,116
Jones Lang LaSalle Inc (a)	142	50,414
		208,030
Residential REITs - 0.1%
AvalonBay Communities Inc	197	36,565
Specialized REITs - 1.0%
American Tower Corp	955	165,559
Crown Castle Inc	968	73,858
Digital Realty Trust Inc	583	109,907
Equinix Inc	182	185,510
Iron Mountain Inc	338	41,344
Outfront Media Inc	974	31,041
SBA Communications Corp Class A	282	51,036
Weyerhaeuser Co	2,103	52,638
		710,893
TOTAL REAL ESTATE		1,363,204
Utilities - 1.3%
Electric Utilities - 0.9%
Constellation Energy Corp	105	27,589
Entergy Corp	290	31,210
Eversource Energy	1,807	129,363
Exelon Corp	3,877	177,644
NextEra Energy Inc	2,020	175,578
PG&E Corp	1,448	25,166
		566,550
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	373	33,346
UGI Corp	1,388	50,135
		83,481
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	93	2,951
Multi-Utilities - 0.3%
NiSource Inc	3,238	143,864
Public Service Enterprise Group Inc	770	59,044
Sempra	455	40,290
		243,198
TOTAL UTILITIES		896,180
TOTAL UNITED STATES		64,840,570
TOTAL COMMON STOCKS (Cost $51,046,337)		67,477,180

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $1,952)	108	2,182

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,739,660)	3.69	2,739,166	2,739,714

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $53,787,949)	70,219,076
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(77,379)
NET ASSETS - 100.0%	70,141,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	5	9/2026	1,879,813	7,102

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,942 or 0.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,942 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,490,588	14,114,929	12,865,853	39,569	(4)	54	2,739,714	2,739,166
	1,490,588	14,114,929	12,865,853	39,569	(4)	54	2,739,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,015,514	5,015,514	-	-
Consumer Discretionary	7,067,193	7,023,038	44,155	-
Consumer Staples	2,933,845	2,933,845	-	-
Energy	2,983,843	2,983,843	-	-
Financials	8,486,312	8,472,647	13,127	538
Health Care	6,995,026	6,973,660	21,366	-
Industrials	6,779,612	6,719,103	60,509	-
Information Technology	23,372,678	23,343,504	29,174	-
Materials	1,543,804	1,530,329	13,475	-
Real Estate	1,368,022	1,368,022	-	-
Utilities	931,331	931,331	-	-

Non-Convertible Preferred Stocks
Communication Services	2,182	2,182	-	-

Money Market Funds	2,739,714	2,739,714	-	-
Total Investments in Securities:	70,219,076	70,036,732	181,806	538
Derivative Instruments:

Assets
Futures Contracts	7,102	7,102	-	-
Total Assets	7,102	7,102	-	-
Total Derivative Instruments:	7,102	7,102	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$67,479,362
Investments in securities, at value - affiliated issuers	2,739,714
Segregated cash with brokers for derivative instruments	125,723
Cash	124,158
Foreign currency held at value	104
Receivable for fund shares sold	43,413
Dividends receivable	27,242
Distributions receivable from affiliated funds	8,591
Receivable for variation margin on futures contracts	11,688
Receivable from investment adviser for expense reductions	160
Total assets	70,560,155
Liabilities
Payable for investments purchased	124,158
Payable for fund shares redeemed	292,329
Other payables and accrued expenses	1,971
Total liabilities	418,458
Net Assets	$70,141,697
Net assets consist of:
Paid in capital	51,426,521
Total accumulated earnings (loss)	18,715,176
Net Assets	$70,141,697

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($70,141,697/3,792,911 shares)	$18.49

Other Information
Unaffiliated issuers, cost	51,048,289
Affiliated issuers, cost	2,739,660
Foreign currency holdings, cost	101
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$320,793
Dividends - affiliated issuers	39,569
Interest	1,853
Total investment income	362,215
Expenses
Custodian fees and expenses	4,234
Independent trustees' fees and expenses	81
Total expenses	4,315
Expense reimbursements and reductions	(3,471)
Total expenses after reductions	844
Net investment income (loss)	361,371
Net realized gain (loss)
Investments - unaffiliated issuers	1,899,774
Investments - affiliated issuers	(4)
Foreign currency transactions	(86)
Futures contracts	103,829
Net realized gain (loss)	2,003,513
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	4,452,904
Investments - affiliated issuers	54
Assets and liabilities in foreign currencies	3
Futures contracts	(1,347)
Total change in net unrealized appreciation (depreciation)	4,451,614
Net gain (loss)	6,455,127
Net increase (decrease) in net assets resulting from operations	$6,816,498

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$361,371	$546,124
Net realized gain (loss)	2,003,513	558,526
Change in net unrealized appreciation (depreciation)	4,451,614	6,588,518
Net increase (decrease) in net assets resulting from operations	6,816,498	7,693,168
Distributions to shareholders
Distributions to shareholders	(612,637)	(560,180)
Total distributions	(612,637)	(560,180)
Net increase (decrease) in net assets resulting from share transactions	9,765,954	18,547,478
Total increase (decrease) in net assets	15,969,815	25,680,466
Net Assets
Beginning of period	54,171,882	28,491,416
End of period	$70,141,697	$54,171,882
Financial Highlights
Fidelity® Series Sustainable U.S. Market Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$16.76	$14.46	$11.74	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.10	.20	.20	.14
Net realized and unrealized gain (loss)	1.81	2.30	2.81	1.72
Total from investment operations	1.91	2.50	3.01	1.86
Distributions
Distributions from net investment income	(.02)	(.17)	(.17)	(.12)
Distributions from net realized gain	(.16)	(.03)	(.12)	(.01)
Total distributions	(.18)	(.20)	(.29)	(.12) D
Net asset value, end of period	$18.49	$16.76	$14.46	$11.74
Total Return E, F	11.59%	17.34%	25.66%	18.66%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.01% I	.02%	.07%	.10% I
Ratio of expenses to average net assets net of fee waivers, if any	-% I, J	-% J	-% J	-% I, J
Ratio of expenses to average net assets net of all reductions, if any	-% I, J	-% J	-% J	-% I, J
Ratio of net investment income (loss) to average net assets	1.19% I	1.34%	1.47%	1.75% I
Net assets, end of period	$70,141,697	$54,171,882	$28,491,416	$11,724,717
Portfolio turnover rate K	35% I	28%	27%	28% I

AFor the period May 11, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, futures transactions, losses deferred due to excise tax regulations, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Sustainable U.S. Market Fund	53,852,448	18,353,759	(1,980,029)	16,373,730

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Sustainable U.S. Market Fund
Equity Risk
Futures Contracts	7,102	-	103,829	(1,347)
Total Equity Risk	7,102	-	103,829	(1,347)

Totals	7,102	-	103,829	(1,347)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Sustainable U.S. Market Fund
Futures	1,331,523

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Sustainable U.S. Market Fund	19,702,636	10,277,330

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Series Sustainable U.S. Market Fund	4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Series Sustainable U.S. Market Fund	77,879	22,485	(1,905)

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, fees and expenses of the independent Trustees, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Series Sustainable U.S. Market Fund	0.003	May 31, 2029	3,323

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Sustainable U.S. Market Fund	148

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Series Sustainable U.S. Market Fund
Fidelity® Series Sustainable U.S. Market Fund	612,637	560,180
Total	612,637	560,180

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Series Sustainable U.S. Market Fund
Shares sold	962,192	1,788,280	16,784,057	26,644,773
Reinvestment of distributions	38,555	34,832	612,637	560,180
Shares redeemed	(440,077)	(560,959)	(7,630,740)	(8,657,475)
Net increase (decrease)	560,670	1,262,153	9,765,954	18,547,478

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Sustainable U.S. Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2029.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9908960.103
SUQ-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026